Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
215.564.8521

1933 Act Rule 497(j) filing
1933 Act File No. 333-96461
1940 Act File No. 811-09813

November 2, 2015

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:         Scout Funds (the “Trust”)
File Nos. 333-96461 and 811-09813

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information relating to the series of the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 56/57 filed electronically with the U.S. Securities and Exchange Commission on October 28, 2015.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Michael P. O’Hare at (215) 564-8198.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.

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